INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
In respect of the current year	$ 467	$ 3,694	$ 2,403
Capital gains taxation	1,797	0	0
In respect of prior years	(364)	15	48
Current tax expense (income) and adjustments for current tax of prior periods	1,900	3,709	2,451
Deferred tax
In respect of the current year	(505)	(421)	1,382
In respect of prior years	(6)	(62)	16
Deferred tax expense (income)	(511)	(483)	1,398
Tax expense (income), continuing operations	$ 1,389	$ 3,226	$ 3,849